Activities of Orange Bank - Financial debts (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	€ 3,396	€ 3,685	€ 3,910
Debts with financial institutions	1,103	975	454
Balances on current accounts from customers [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	2,538	2,800	3,087
Passbooks and special savings accounts [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	776	716	672
Balances on other deposits from customers [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	82	169	151
Term borrowings and advances with financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions	467	466	€ 454
Securities delivered under repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions	€ 636	€ 509